Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses	Research and development expenses as of June 30, 2023 and 2022 consisted of the following:
	2023	2022
Salaries	$210,995	$231,691
Contract services and supplies	238,637	276,015
Utility	1,215	1,122
Design cost	14,047	40,901
Depreciation	12,883	10,091
Other	3,925	197
Total	$481,702	$560,017